Other gains and losses, and litigation	6 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Other gains and losses, and litigation
B.17. Other gains and losses, and litigation
For the first half of 2026, Other gains and losses, and litigation represents a charge of €95 million mainly related to major litigation, compared with a charge of €57 million in the first half of 2025